Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge	$ 57,351	$ (128,838)
Amortization of cash flow hedge	(6,173)	(12,180)
Amounts reclassified from AOCI	8,309	46,723
OCI attributable to shareholders of AQN	$ 59,487	$ (94,295)